Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Accounts receivable, net	$ 1,086	$ 1,300
Contract assets	1,014	977
Equity method investments under fair value option	157	148
Contract liabilities	195	294
Other current liabilities	477	447
Contract liabilities noncurrent	$ 680	$ 752
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,111	1,097
Common stock, shares issued (in shares)	1,070	1,064
Common stock, shares, outstanding (in shares)	1,070	1,064
Related Party
Accounts receivable, net	$ 285	$ 270
Contract assets	617	646
Contract liabilities	24	36
Other current liabilities	12	20
Contract liabilities noncurrent	$ 23	$ 23